Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Jul. 31, 2015	Apr. 14, 2014	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized long-term debt reduction			$ 6.7
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate		1.00%
First lien net leverage ratio, description			First lien net leverage ratio of less than or equal to 4.50 to 1.00
First lien net leverage ratio	4.50	4.50
Term Facility [Member]
Debt Instrument [Line Items]
Quarterly principal payments			$ 17.5	$ 17.7
Principal pre-payment on term facility				135.0
Debt instrument, basis spread on variable rate	3.00%
Unamortized long-term debt reduction			6.7	8.2
Accrued interest			$ 16.2	$ 16.5
Term Facility [Member] | Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.75%
First lien net leverage ratio, description			first lien net leverage ratio of less than 4.50 to 1.00
First lien net leverage ratio	4.50
LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate			0.72%	0.36%
LIBOR [Member] | Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.00%
LIBOR [Member] | Term Facility [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate	1.00%
LIBOR [Member] | Term Facility [Member] | Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate	1.00%